Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Tax rates of subsidiaries incorporated outside of Israel

Subsidiaries incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The principal tax rates applicable to the major subsidiaries outside Israel are as follows:

Country	Tax rate	Note
Brazil	34%
Germany	29%
United States	26%	(1)
Netherlands	25%
Spain	25%
China	25%
United Kingdom	19%

                     The tax rate is an estimated average and includes federal and states tax. Different rate may apply in each specific year, as a result of different allocation of income between the different states

Composition of the deferred income taxes

1. The composition of the deferred taxes and the changes therein, are as follows:

In respect of financial position				In respect of carry forward tax losses	Total
Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
$ millions

Balance as at January 1, 2019	(412)	26	74	20	117	(175)
Changes in 2019:
Amounts recorded in the statement of income	(9)	6	-	(1)	(63)	(67)
Amounts recorded to a capital reserve	-	-	10	-	-	10
Balance as at December 31, 2019	(421)	32	84	19	54	(232)
Balance as at January 1, 2020
Amounts recorded in the statement of income	(17)	6	13	(28)	60	34
Amounts recorded to a capital reserve	-	-	(6)	-	(3)	(9)
Translation differences	(1)	-	3	2	4	8
Balance as at December 31, 2020	(439)	38	94	(7)	115	(199)

Currencies of the deferred taxes

2. The currencies in which the deferred taxes are denominated:

As at December 31
2020	2019
$ millions	$ millions

Euro	73	44
British Pound	17	16
Israeli Shekels	(280)	(285)
U.S Dollar	(6)	(1)
Other	(3)	(6)
	(199)	(232)

Composition of the taxes on income
For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Current taxes	70	91	53
Deferred taxes	(43)	61	76
Taxes in respect of prior years	(2)	(5)	-
	25	147	129

Theoretical tax

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates in Israel (see A(2) above) and the tax expense presented in the statements of income:

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Income before income taxes, as reported in the statements of income	49	628	1,364
Statutory tax rate (in Israel)	23%	23%	23%
Theoretical tax expense	11	144	314
Add (less) – the tax effect of:
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax	(6)	(8)	(20)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(4)	(15)	(186)
Tax on dividend	2	2	-
Deductible temporary differences (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	14	17	24
Taxes in respect of prior years	(2)	(5)	-
Differences in measurement basis (mainly ILS/USD)	10	15	(11)
Other differences	-	(3)	8
Taxes on income included in the income statements	25	147	129

Taxes on income relating to items recorded in equity

H. Taxes on income relating to items recorded in equity

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	(6)	10	(3)
Change in investments at fair value through other comprehensive income	-	(1)	-
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(3)	1	2
Total	(9)	10	(1)